Intangible Assets Net - Schedule of Amortization Expenses for Intangible Assets (Details)	Jun. 30, 2025 USD ($)
Schedule of Amortization Expenses for Intangible Assets [Abstract]
year ended June 30, 2026	$ 47,771
year ended June 30, 2027	17,898
year ended June 30, 2028	14,718
Thereafter	4,915
Total	$ 85,302